Intangible Assets and Goodwill	12 Months Ended
Dec. 31, 2020
Intangible Assets and Goodwill
Intangible Assets and Goodwill

5.    Intangible Assets and Goodwill

Intangible Assets

The Company has the following intangible assets, net at December 31, 2020:

	Weighted-
	Average
	Remaining	Gross
	Amortization	Carrying	Accumulated
	Period	Amount	Amortization	Net
Developed technology	7.32	$439,624	$(37,704)	$401,920
Internally developed software	2.32	72,268	(33,179)	39,089
Gaming licenses	3.46	23,685	(6,354)	17,331
Trademarks and tradenames	2.82	6,537	(1,123)	5,414
Customer relationships	4.32	106,836	(14,660)	92,176
Intangible Assets, net		$648,950	$(93,020)	$555,930

The Company has the following intangible assets, net at December 31, 2019:

	Weighted-
	Average
	Remaining	Gross
	Amortization	Carrying	Accumulated
	Period	Amount	Amortization	Net
Internally developed software	2.35	$43,753	$(21,188)	$22,565
Gaming Licenses	4.86	12,003	(629)	11,374
Intangible Assets, net		$55,756	$(21,817)	$33,939

During the years ended December 31, 2020, 2019, and 2018 the Company recorded amortization expense on intangible assets of $68.1 million, $9.5 million, and $6.3 million, respectively

At December 31, 2020, the Company expects its aggregate annual amortization expense for amortizable intangible assets for fiscal 2021 through 2025 to be as follows:

Estimated
Year ending December 31,	Amortization
2021	$(105,453)
2022	(97,779)
2023	(88,461)
2024	(78,379)
2025	(61,679)

Goodwill

The changes in the carrying amount of goodwill for the year ended December 31, 2020 by segment (refer to Note 12 for segment definitions) are:

	B2C	B2B	Total
Balance as of December 31, 2019	$4,738	$—	$4,738
Goodwill acquired in SBTech Acquisition	348,345	189,895	538,240
Cumulative Translation Adjustment	—	26,625	26,625
Balance as of December 31, 2020	$353,083	$216,520	$569,603

The Company recorded an increase of $538.2 million in goodwill in connection with the SBTech Acquisition during the year ended December 31, 2020, as outlined in Note 3. No impairment of goodwill was recorded in the years ended December 31, 2020, 2019 and 2018.